ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of details of the Company's principal subsidiaries, VIE and VIE's subsidiaries

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
(“BEST BVI”)	("BVI")
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
(“BEST HK”)	("HK")
BEST Capital Inc (“BEST Capital”)	Cayman Islands	December 13, 2017	100%	Investment holding
BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Store Network Limited (“Store Cayman”)	Cayman Islands	July 24, 2017	100%	Investment holding
BEST Store Network Holding Limited	BVI	November 13, 2018	100%	Investment holding
(“Store BVI”)
BEST Store Network Management Limited	HK	November 16, 2018	100%	Investment holding
(“Store HK”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
(“BEST China”)				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
("BEST Store”)
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
(“BEST Technology”)
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd. (“BEST Ningbo”)	PRC	May 22, 2015	100%	Supply chain management services
VIEs
Hangzhou BEST Information Technology Services Co., Ltd. (“BEST Information Technology”)	PRC	October 23, 2019	Nil	Ucargo transportation services
Hangzhou Baijia Business Management Consulting Co., Ltd.,	PRC	December 20, 2019	Nil	Convenience store operations
(“Hangzhou Baijia”)
Xinyuan Leasing Asset Backed Special Plan I	PRC	June 1, 2019	Nil	Asset Backed Special Plan
Xinyuan Leasing Asset Backed Special Plan II (collectively the “ABS Plans”)	PRC	September 29, 2020	Nil	Asset Backed Special Plan
Yunnan Trust Plan (“Trust Plan”)	PRC	March 11, 2021	Nil	Trust Plan
VIEs’ subsidiaries:
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	Ucargo transportation services
(“BEST Ucargo”)

Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIE and its subsidiaries

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	62,970	135,864	21,320
Accounts and notes receivable, net	55,950	113,700	17,842
Prepayments and other current assets	223,157	38,172	5,990
Amounts due from Group companies	97,107	156,699	24,589
Inventories	4	11	2
Assets held-for-sale - current	2,823,278	—	—
Total current assets	3,262,466	444,446	69,743
Non-current assets:
Non-current deposits	3,393	—	—
Operating lease right-of-use assets	18,239	188	30
Property and equipment, net	77,018	85,199	13,370
Intangible assets, net	87	52	8
Other non-current assets	169	—	—
Assets held-for-sale - non-current	5,895,325	—	—
Total non-current assets	5,994,231	85,439	13,408
Total assets	9,256,697	529,885	83,151
LIABILITIES
Current liabilities:
Accounts and notes payable	61,088	60,669	9,521
Accrued expenses and other liabilities	154,852	17,294	2,714
Customer advances and deposits and deferred revenue	10,213	341	54
Operating lease liabilities	8,104	880	138
Amounts due to Group companies	3,779,947	455,925	71,545
Income tax payable	4	—	—
Short-term bank loans	5,000	120,500	18,909
Liabilities held-for-sale - current	6,630,254	—	—
Total current liabilities	10,649,462	655,609	102,881
Operating lease liabilities	7,043	—	—
Long-term bank loan	961	—	—
Deferred tax liabilities	102	—	—
Other non-current liabilities	106,620	—	—
Liabilities held-for-sale - non-current	1,671,476	—	—
Total non-current liabilities	1,786,202	—	—
Total liabilities	12,435,664	655,609	102,881

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue from continuing operations	323,209	2,242,830	3,116,599	489,062
Revenue from discontinued operations	22,724,686	20,240,608	16,486,807	2,587,140
Total revenue	23,047,895	22,483,438	19,603,406	3,076,202

Net loss from continuing operations	(5,884)	(20,634)	(104,999)	(16,477)
Net income (loss) from discontinued operations	52,588	(915,208)	(1,936,791)	(303,925)

Net cash (used in) generated from continuing operating activities	(21,686)	93,624	(266,070)	(41,752)
Net cash generated from (used in) discontinued operating activities	1,024,217	(158,772)	(1,938,454)	(304,186)
Net cash generated from (used in) continuing investing activities	23,331	(25,455)	(349,795)	(54,890)
Net cash used in discontinued investing activities	(1,317,284)	(1,141,564)	(448,016)	(70,303)
Net cash (used in) generated from continuing financing activities	(2,332)	(22,701)	242,350	38,030
Net cash generated from discontinued financing activities	1,032,069	944,847	2,136,199	335,216
Exchange rate effect on cash, cash equivalents and restricted cash in continuing operating activities	—	—	(18)	(3)

Schedule of the assets, liabilities and cash flows of the consolidated Plan

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Cash and cash equivalents	—	26,166	4,106
Amounts due from related parties	301,914	175,253	27,501
Prepayments and other current assets	—	12,046	1,890
Total current assets	301,914	213,465	33,497
Restricted cash	90,000	—	—
Amounts due from related parties	230,000	41,248	6,473
Total non-current assets	320,000	41,248	6,473
Total assets	621,914	254,713	39,970

Long-term borrowings – current portion	96,829	84,006	13,182
Amounts due to related parties	205,085	118,251	18,556
Accrued expenses and other liabilities	—	957	151
Total current liabilities	301,914	203,214	31,889
Amounts due to related parties	320,000	51,499	8,081
Total non-current liabilities	320,000	51,499	8,081
Total liabilities	621,914	254,713	39,970

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue from third parties	—	—	80,029	12,558
Cost of revenue	—	—	64,312	10,092
Net income	—	—	5,493	862

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash generated from operating activities	—	—	53,373	8,375
Net cash used in investing activities	(297,345)	(234,569)	(233,203)	(36,595)
Net cash generated from financing activities	337,345	284,569	115,996	18,202